Earnings Per Share - Summary of Headline Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Headline Earnings Loss [Abstract]
Basic earnings	£ 5,704	£ 6,032	£ 37,485
Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	518	238	179
Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(79)	(65)	(35)
Effect of losses/(gains) on disposal of property, plant and equipment and held-for-sale assets	7	(11)	(48)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	(1)	4	13
Effect of gains on disposal of businesses, non-current investments and brands		(10)
Tax on gains on disposal of businesses, non-current investments and brands		2
Gain on deemed disposal of RAI associate			(23,288)
Write-off of investment in associate			27
Issue of shares and change in shareholding in associate	(25)	(22)	(29)
Headline earnings (basic)	£ 6,124	£ 6,168	£ 14,304
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.497	£ 2.640	£ 18.339
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (basic)	0.227	0.103	0.087
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (basic)	(0.035)	(0.028)	(0.017)
Effect of losses/(gains) on disposal of property, plant and equipment and held-for-sale assets (basic)	0.003	(0.005)	(0.023)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets per share (basic)		0.002	0.006
Effect of gains on disposal of businesses, non-current investments and brands (basic)		(0.004)
Tax on gains on disposal of businesses, non-current investments and brands (basic)		0.001
Gain on deemed disposal of RAI associate per share (basic)			(11.393)
Write off of investment in associate per share (basic)			0.013
Issue of shares and change in shareholding in associate per share (basic)	(0.011)	(0.010)	(0.014)
Headline earnings per share (basic)	£ 2.681	£ 2.699	£ 6.998
Diluted earnings	£ 5,704	£ 6,032	£ 37,485
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (diluted)	518	238	179
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment (diluted)	(79)	(65)	(35)
Effect of losses/(gains) on disposal of property, plant and equipment and held-for-sale assets (diluted)	7	(11)	(48)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets (diluted)	(1)	4	13
Effect of gains on disposal of businesses, non current investments and brands (diluted)		(10)
Tax on gains on disposal of businesses, non current investments and brands (diluted)		2
Gain on deemed disposal of RAI associate (diluted)			(23,288)
Write off of investment in associate (diluted)			27
Issue of shares and change in shareholding in associate (diluted)	(25)	(22)	(29)
Headline earnings (diluted)	£ 6,124	£ 6,168	£ 14,304
Diluted earnings per share	£ 2.490	£ 2.632	£ 18.276
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale per share (diluted)	0.225	0.103	0.086
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (diluted)	(0.034)	(0.028)	(0.017)
Effect of losses/(gains) on disposal of property, plant and equipment and held-for-sale assets (diluted)	0.003	(0.005)	(0.023)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets per share (diluted)		0.002	0.006
Effect of gains on disposal of businesses, non current investments and brands (diluted)		(0.004)
Tax on gains on disposal of businesses, non current investments and brands (diluted)		0.001
Gain on deemed disposal of RAI associate per share (diluted)			(11.354)
Write off of investment in associate per share (diluted)			0.013
Issue of shares and change in shareholding in associate per share (diluted)	(0.011)	(0.010)	(0.014)
Headline earnings per share (diluted)	£ 2.673	£ 2.691	£ 6.973